SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 1,404,486	$ 1,404,486	$ 1,404,486
Cost	2,254,486	2,254,486	2,254,486
Accumulated amortization	(89,444)	(74,861)	(16,528)
Intangible assets, net	2,165,042	2,179,625	2,237,958
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	150,000	150,000	150,000
Accumulated amortization	(12,777)	(10,694)	(2,361)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	700,000	700,000	700,000
Accumulated amortization	$ (76,667)	$ (64,167)	$ (14,167)